Call Loans and Funds Sold, and Call Money and Funds Purchased	12 Months Ended
Mar. 31, 2011
Call Loans and Funds Sold, and Call Money and Funds Purchased
Call Loans and Funds Sold, and Call Money and Funds Purchased

10.    CALL LOANS AND FUNDS SOLD, AND CALL MONEY AND FUNDS PURCHASED

A summary of funds transactions for the fiscal years ended March 31, 2009, 2010 and 2011 is as follows:

	2009	2010	2011
	(in millions, except percentages and days)
Average balance during the fiscal year:
Call money and funds purchased	¥3,051,725	¥2,349,445	¥2,173,923
Call loans and funds sold	1,080,630	651,778	656,322

Net funds purchased position	¥1,971,095	¥1,697,667	¥1,517,601

Call money and funds purchased:
Outstanding at end of fiscal year:
Amount	¥2,235,858	¥1,883,824	¥2,313,487
Principal range of maturities	1 day to 30 days	1 day to 30 days	1 day to 30 days
Weighted average interest rate	0.33%	0.28%	0.29%
Maximum balance at any month-end during the fiscal year	¥4,133,609	¥2,611,306	¥2,488,885
Weighted average interest rate paid during the fiscal year	0.82%	0.24%	0.27%

Average balances are generally based on a daily average while a month-end average is used for certain average balances when it is not practicable to obtain applicable daily averages.